Subsequent Events (Details) - Subsequent Event [Member] $ in Millions	Mar. 31, 2022 USD ($)
Subsequent Events (Details) [Line Items]
Aggregate principal amount	$ 20
Interest rate	7.00%
Term loan closing	$ 10